Assets and liabilities held for sale (Tables)	12 Months Ended
Dec. 31, 2022
Assets and liabilities held for sale
Schedule of assets and liabilities held for sale

Assets held for sale	HMS Assets	Elevate, Takoma	GR Entities	Eureka	Total
Balance at December 31, 2020	$30,397	$2,274	$25,833	$—	$58,504
Transferred in/(out)	(30,397)	(2,274)	51,671	3,232	22,232
Balance at December 31, 2021	—	—	77,504	3,232	80,736
Transferred in/(out)	—	—	26,787	(472)	26,315
Total assets held for sale at December 31, 2022	$—	$—	$104,291	$2,760	$107,051

Liabilities associated with assets held for sale	HMS Assets	Elevate, Takoma	GR Entities	Eureka	Total
Balance at December 31, 2020	$3,145	$797	$3,239	$—	$7,181
Transferred in/(out)	(3,145)	(797)	15,338	4	11,400
Balance at December 31, 2021	—	—	18,577	4	18,581
Transferred in/(out)	—	—	(2,246)	6	(2,240)
Total liabilities associated with assets held for sale at December 31, 2022	$—	$—	$16,331	$10	$16,341